DUE TO RELATED PARTIES (Details Narrative) - USD ($)		12 Months Ended
		Mar. 31, 2021	Dec. 31, 2022	Mar. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Due to Ecoark Holdings	[1]
White River Holdings Corp [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to Ecoark Holdings
Recognized loss on conversion		1,247,971
White River Holdings Corp [Member] | Prior Owners [Member]
Defined Benefit Plan Disclosure [Line Items]
Converted and paid, amount		2,362,760
Ecoark Holdings [Member] | White River Holdings Corp [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to Ecoark Holdings		$ 21,582,193		$ 25,068,890

[1]	On July 25, 2022, White River Holdings Corp. (“Holdings”) acquired White River Energy Corp, then named Fortium Holdings Corp. (the “Company”), in a share exchange. White River Holdings’ parent, Ecoark Holdings, Inc., now known as BitNile Metaverse, Inc. (“Ecoark”), was issued 1,200 shares of Series A convertible preferred stock (“Series A”) of the Company in exchange for the 60,000,000 common shares that were outstanding at the time of the share exchange. The Company has reflected this transaction retroactively in these interim financial statements. Since the amounts Due to Ecoark were exchanged in the issuance of the preferred shares, these have been reflected in additional paid in capital. The reclassification of amounts due to Ecoark as of March 31, 2022 that were reclassified to additional paid in capital were $25,058,733 and are deemed to have been permanently contributed by Ecoark.